Segmented Information - Schedule of Net Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 3,433,875	$ 3,461,682
Liabilities	828,036	993,836
Net assets	2,605,839	2,467,846
Silver Segment [member]
Disclosure of operating segments [line items]
Assets	1,665,640	1,672,870
Liabilities	385,897	342,714
Net assets	1,279,743	1,330,156
Gold Segment [member]
Disclosure of operating segments [line items]
Assets	1,280,502	1,312,134
Liabilities	374,384	303,464
Net assets	906,118	1,008,670
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	752,873	763,301
Liabilities	169,444	137,396
Net assets	583,429	625,905
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	231,217	223,416
Liabilities	48,971	46,476
Net assets	182,246	176,940
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	113,177	110,642
Liabilities	40,663	39,962
Net assets	72,514	70,680
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	121,004	128,280
Liabilities	34,906	36,754
Net assets	86,098	91,526
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	83,668	76,418
Liabilities	40,536	35,331
Net assets	43,132	41,087
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	75,113	77,635
Liabilities	26,950	27,455
Net assets	48,163	50,180
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	288,588	293,178
Liabilities	24,427	19,340
Net assets	264,161	273,838
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	566,734	600,096
Liabilities	201,427	162,821
Net assets	365,307	437,275
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	299,372	282,978
Liabilities	112,475	90,472
Net assets	186,897	192,506
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	414,396	429,060
Liabilities	60,482	50,171
Net assets	353,914	378,889
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Assets	230,872	229,814
Liabilities	18,795	304,184
Net assets	212,077	(74,370)
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Assets	192,999	193,034
Liabilities	0	0
Net assets	192,999	193,034
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Assets	63,862	53,830
Liabilities	48,960	43,474
Net assets	$ 14,902	$ 10,356